Filed pursuant to Rule 497(e) under the

Securities Act of 1933, as amended

Securities Act File No. 333-20891

Third Avenue Trust

Third Avenue Small-Cap Value Fund

(THE “FUND”)

Supplement dated June 7, 2024 to the Fund’s Prospectus, Statement of Additional Information (“SAI”), and

Summary Prospectus, each dated March 1, 2024 and as each may be amended or supplemented from time to time

The information in this Supplement updates and amends certain information contained in the Prospectus, SAI, and Summary Prospectus for the Fund and should be read in conjunction with such Prospectus, SAI, and Summary Prospectus.

Changes to the Fund’s Portfolio Management Team

Effective June 7, 2024, Matthew Fine, Jason Wolf, and Ryan Dobratz will serve as Co-Portfolio Managers, and will be responsible for the day-to-day investment activities of the Fund.

Accordingly, the Prospectus and SAI are revised as follows:

●	The reference to the previous Portfolio Manager of the Fund on page 11 of the Prospectus is hereby deleted and replaced with the following: “Matthew Fine, CFA; Jason Wolf, CFA; and Ryan Dobratz, CFA; Co-Portfolio Managers since 2024.”

●	The section of the Prospectus related to the previous Portfolio Manager of the Fund on page 38 of the Prospectus in the section entitled “Management of the Funds” is hereby deleted in its entirety.

●	The section of the Prospectus on page 38 thereof related to the professional biography of Mr. Fine is hereby amended by replacing the first sentence in its entirety with the following: “Mr. Fine is the Portfolio Manager of the Third Avenue Value Fund, Co-Portfolio Manager of the Third Avenue Small-Cap Value Fund, and was the Portfolio Manager of the Third Avenue International Value Fund prior to its reorganization into the Third Avenue Value Fund.”

●	The section of the Prospectus on page 38 thereof related to the professional biography of Mr. Wolf is hereby amended by adding the following as the second sentence: “He is the Co-Portfolio Manager of the Third Avenue Small-Cap Value Fund.”

●	The section of the Prospectus on page 38 thereof related to the professional biography of Mr. Dobratz is hereby amended by replacing the first sentence in its entirety with the following: “Mr. Dobratz is a Portfolio Manager of the Third Avenue Real Estate Value Fund and a Co-Portfolio Manager of the Third Avenue Small Cap Value Fund.”

●	The disclosure in the SAI on page 42 thereof related to the previous Portfolio Manager of the Fund in the Section entitled “Portfolio Managers; Other Accounts Managed by the Portfolio Managers” is hereby deleted in its entirety.

●	The first line item in the table on page 44 of the SAI in the Section entitled “Securities Ownership of Portfolio Managers” is hereby deleted in its entirety.

The Summary Prospectus is revised as follows:

●	The reference to the previous Portfolio Manager of the Fund on page 3 of the Summary Prospectus is hereby deleted and replaced with the following: “Matthew Fine, CFA; Jason Wolf, CFA; and Ryan Dobratz, CFA; Co-Portfolio Managers since 2024.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE